PREFERRED STOCK	9 Months Ended
Sep. 30, 2016
Stockholders' Equity Note [Abstract]
Preferred Stock

NOTE 8 PREFERRED STOCK

The Company had 5,000,000 shares of preferred stock authorized at a par value of $0.001 per share as of September 30, 2016. As of September 30, 2016 there were 74,380 shares of Series E Preferred Stock issued and outstanding which are convertible at the option of the holders into 100 shares of common stock. During the nine months ended September 30, 2016, 13,967 shares of Series E Preferred Stock were converted into 1 share of common stock.